OBLIGATION UNDER OPERATING LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
23.	OBLIGATION UNDER OPERATING LEASES

The Company leases (i) 2,178 square feet of agriculture space used for offices for a monthly rent of $512 in Enping City, Guangdong Province, PRC, its lease expiring on March 31, 2014; (ii)5,081 square feet of office space in Guangzhou City, Guangdong Province, PRC for a monthly rent of $11,838, its lease expiring on July 8, 2014; and (iii) 1,555 square feet each for two staff quarter in Linli District, Hunan Province, PRC for a monthly rent of $159, its lease expiring on January 23, 2013 and May 1, 2014.

Lease expense was $38,002 and $14,150 for the three months ended June 30, 2013 and 2012, respectively.
Lease expense was $75,052 and $28,300 for the six months ended June 30, 2013 and 2012, respectively.

The future minimum lease payments as of June 30, 2013, are as follows:

June 30, 2013

Year ended December 31,2013	$76,004
Year ended December 31,2014	85,038
Thereafter	-
$161,042

28.	OBLIGATION UNDER OPERATING LEASES

The Company leases (i) 2,178 square feet of agriculture space used for offices for a monthly rent of $512 in Enping City, Guangdong Province, PRC, its lease expiring on March 31, 2014;(ii) 2,300 square feet of office space in Guangzhou City, Guangdong Province, PRC for a monthly rent of $4,238, its lease expiring on October 15, 2012; (iii)5,081 square feet of office space in Guangzhou City, Guangdong Province, PRC for a monthly rent of $11,838, its lease expiring on July 8, 2014; and (iv) 1,555 square feet each for two staff quarter in Linli District, Hunan Province, PRC for a monthly rent of $159, its lease expiring on January 23, 2013 and May 1, 2014.

Lease expense was $155,119 and $64,256 for the years ended December 31, 2012 and 2011, respectively.

The future minimum lease payments as of December 31, 2012, are as follows:

2012

Year ended December 31, 2013	$156,401
Year ended December 31, 2014	87,843
Thereafter	-
$244,244